091-06481-fn

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 20 2009
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

[redacted]

10045092

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Market Vectors Vietnam Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

VNM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Ho Chi Minh Exchange, Singapore Exchange, Toronto Exchange, National India Exchange, Hanoi Exchange, London Exchange, Korea SE Exchange, Kuala Lumpur Exchange, Bangkok Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President, Legal

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

August 18, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 20 2009

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President, Legal

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.3939
sbhattacharyya@nyx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 2 0 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

August 18, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Market Vectors Vietnam / Global X FTSE Nordic

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Market Vectors Vietnam ETF Trust linked to the Market Vectors Vietnam Index (Ticker Symbol VNM)
- Global X FTSE Nordic 30 ETF linked to the FTSE Nordic 30 Index (Ticker Symbol GXF)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 2 0 2009